Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies

	June 30, 2026	December 31, 2025
(in $ millions)
Book value of vessels and equipment, net secured against Total debt, gross (1)	809.2	823.8
Total	809.2	823.8

(1) Legal owner of the vessels are the respective leasing companies, see note 13.

Contingencies

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A contingent liability will be recognized in the consolidated financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.

Guarantee
We issued a performance guarantee to the vessel manager of the “Mount Elbrus” as security for the performance of its obligations under the European Union Emissions Trading System (“EU ETS”) Scheme up to a maximum liability of $0.5 million. The vessel owner is responsible for providing such emission allowances to the vessel manager. The vessel manager is responsible for calculation of emission allowances and surrendering these to the administering authority of the EU ETS Scheme.